Fair Value Measurements - Significant Inputs used to Estimate the Fair Value of Derivative Liability (Details) - Level 3	Dec. 31, 2023
Maximum | Risk-adjusted discount rates | CVR liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	6.32
Maximum | CVR liability | Estimated probability of success
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	100
Maximum | CVR liability | Estimated reimbursement rate compared to reimbursement target
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	100
Minimum | Risk-adjusted discount rates | CVR liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	5.91
Minimum | CVR liability | Estimated probability of success
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	39
Minimum | CVR liability | Estimated reimbursement rate compared to reimbursement target
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	81